united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC, 80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2019

Item 1. Schedule of Investments.

Astor Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2019
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 96.3%
		DEBT FUNDS - 22.2%
	227,394	First Trust Senior Loan ETF ^	$10,894,446
	210,807	iShares Floating Rate Bond ETF ^	10,742,725
	213,429	iShares Short Maturity Bond ETF	10,724,807
	220,927	JPMorgan Ultra-Short Income ETF	11,117,047
	209,655	SPDR Bloomberg Barclays Investment Grade Floating	6,440,602
			49,919,627
		COMMODITY FUND - 4.8%
	640,792	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	10,771,714

		EQUITY FUNDS - 69.3%
	43,162	Invesco QQQ Trust Series 1	8,180,925
	270,812	Invesco S&P 500 Equal Weight ETF ^	29,299,150
	173,849	iShares Core MSCI Emerging Markets ETF	9,186,181
	483,346	iShares Core S&P Total US Stock Market ETF	32,335,847
	481,389	iShares Edge MSCI Min Vol USA ETF	28,921,851
	198,300	O'Shares FTSE US Quality Dividend ETF ^	6,752,115
	242,708	SPDR Portfolio Emerging Markets ETF ^	8,849,134
	31,709	SPDR S&P MidCap 400 ETF Trust	11,386,702
	51,344	Vanguard S&P 500 ETF	13,863,393
	102,498	WisdomTree Europe Hedged Equity Fund ^	6,931,940
			155,707,238

		TOTAL EXCHANGE TRADED FUNDS (Cost $200,247,264)	216,398,579

		SHORT-TERM INVESTMENTS - 7.4%
		INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.6%
	8,133,839	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 2.31% + (a)	8,133,839

		MONEY MARKET FUND - 3.8%
	8,493,210	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 2.32% +	8,493,210

		TOTAL SHORT-TERM INVESTMENTS (Cost $16,627,049)	16,627,049

		TOTAL INVESTMENTS - 103.7% (Cost $216,874,313)	$233,025,628
		LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7) %	(8,258,529)
		TOTAL NET ASSETS - 100.0%	$224,767,099
ETF - Exchange Traded Fund
^	Security, or a portion of the security, is out on loan at April 30, 2019. Total Loaned securities had a value of $7,957,742 at April 30, 2019.
+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2019.
(a)	Security was purchased with cash received as collateral for securities on loan at April 30, 2019. Total collateral had a value of $8,133,839 at April 30, 2019.

Astor Sector Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2019
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 97.2%
		DEBT FUNDS - 3.9%
	44,995	JPMorgan Ultra-Short Income ETF	$2,264,148

		EQUITY FUNDS - 93.3%
	411,952	Financial Select Sector SPDR Fund	11,542,895
	176,914	First Trust Health Care AlphaDEX Fund *^	13,063,330
	215,981	First Trust Technology AlphaDEX Fund	14,768,781
	108,886	Industrial Select Sector SPDR Fund	8,494,197
	49,895	Materials Select Sector SPDR Fund ^	2,866,468
	71,338	Real Estate Select Sector SPDR Fund	2,570,308
			53,305,979

		TOTAL EXCHANGE TRADED FUNDS (Cost $51,069,273)	55,570,127

		SHORT-TERM INVESTMENTS - 11.1%
		INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 8.3%
	4,751,050	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 2.31% + (a)	4,751,050

		MONEY MARKET FUND - 2.8%
	1,584,198	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 2.32% +	1,584,198

		TOTAL SHORT-TERM INVESTMENTS (Cost $6,335,248)	6,335,248

		TOTAL INVESTMENTS - 108.3% (Cost $57,404,521)	$61,905,375
		LIABILITIES IN EXCESS OF OTHER ASSETS - (8.3) %	(4,760,067)
		TOTAL NET ASSETS - 100.0%	$57,145,308

ETF - Exchange Traded Fund
*	Non-Income producing security.
^	Security, or a portion of the security, is out on loan at April 30, 2019. Total Loaned securities had a value of $4,635,620 at April 30, 2019.
+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2019.
(a)	Security was purchased with cash received as collateral for securities on loan at April 30, 2019. Total collateral had a value of $4,751,050 at April 30, 2019.

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2019
	Shares				Fair Value

		EXCHANGE TRADED FUNDS - 92.8%
		DEBT FUNDS - 14.2%
	201	iShares 20+ Year Treasury Bond ETF			$24,854
	6,868	iShares Core U.S. Aggregate Bond ETF			745,796
	121	iShares Intermediate-Term Corporate Bond ETF			6,682
	889	iShares Short Treasury Bond ETF			98,288
	125	iShares Short-Term Corporate Bond ETF			6,603
					882,223
		EQUITY FUNDS - 78.6%
	9,407	Invesco QQQ Trust Series 1			1,783,003
	2,021	Invesco S&P 500 Pure Growth ETF			240,843
	28,251	iShares Edge MSCI Min Vol USA ETF			1,697,320
	970	iShares MSCI Chile ETF			41,448
	950	iShares MSCI China ETF			60,344
	553	iShares MSCI India ETF			19,637
	1,626	iShares MSCI Indonesia ETF			42,471
	1,461	iShares MSCI Malaysia ETF			43,406
	1,319	iShares MSCI Mexico ETF			60,872
	1,777	iShares MSCI Philippines ETF			62,088
	773	iShares MSCI Poland ETF			17,972
	1,697	iShares MSCI Russia ETF			60,651
	1,065	iShares MSCI South Africa ETF			60,300
	1,715	iShares MSCI Taiwan ETF			61,466
	681	iShares MSCI Thailand ETF			61,692
	1,760	iShares MSCI Turkey ETF			41,043
	761	SPDR S&P 500 ETF Trust			223,749
	3,423	Vanguard Real Estate ETF			297,013
					4,875,318

		TOTAL EXCHANGE TRADED FUNDS (Cost $5,491,282)			5,757,541

		SHORT-TERM INVESTMENTS - 1.5%
	93,743	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 2.32% +			93,743
		TOTAL SHORT-TERM INVESTMENTS (Cost $93,743)

		TOTAL INVESTMENTS - 94.3% (Cost $5,585,025)			$5,851,284
		OTHER ASSETS IN EXCESS OF LIABILITIES - 5.7%			353,294
		TOTAL NET ASSETS - 100.0%			$6,204,578
ETF - Exchange Traded Fund
+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2019.
Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

FUTURES CONTRACTS ^
	Long Contracts	Description	Counterparty	Underlying Face Amount at Value **	Unrealized Gain (Loss)
	2	Brent Crude Future July 2019	Interactive Broker	$144,120	$(3,385)
	6	Canadian 10 Year Future June 2019	Interactive Broker	616,325	4,307
	8	Long Gilt Future June 2019	Interactive Broker	1,327,846	7,946
	11	US 10 Year Future June 2019	Interactive Broker	1,360,391	11,873
				Net Unrealized Gain from Open Long Futures Contracts	$20,741
	Short Contracts	Description	Counterparty	Underlying Face Amount at Value **	Unrealized Gain (Loss)
	7	Australian Dollar Future June 2019	Interactive Broker	$494,060	$2,663
	6	British Pound Future June 2019	Interactive Broker	490,088	5,804
	2	Copper Future July 2019	Interactive Broker	145,200	220
	5	Corn Future July 2019	Interactive Broker	90,625	1,236
	3	Euro FX Future June 2019	Interactive Broker	422,494	3,649
	1	Euro-Bund Future June 2019	Interactive Broker	185,263	(936)
	4	Japanese Yen Future June 2019	Interactive Broker	450,475	1,777
	2	Soybean Future July 2019	Interactive Broker	85,400	4,719
	3	World Sugar #11 July 2019	Interactive Broker	41,462	(9)
	4	Wheat Future July 2019	Interactive Broker	85,750	4,339
				Net Unrealized Gain from Open Short Futures Contracts	$23,462

^ Each futures contract is a holding of AMA Fund Limited CFC ("AMA") which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.
** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by AMA are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of AMA's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to AMA.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Futures Contracts – The Astor Macro Alternative Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of April 30, 2019 the amount of unrealized gain and realized gain on futures contracts subject to commodity price, interest rate and foreign exchange rate risk amounted to $44,203 and 210,202 respectively.
Valuation of Underlying Funds - Open-end investment Companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2019, for the Funds’ assets and liabilities measured at fair value:

Astor Dynamic Allocation Fund
Assets *		Level 2	Level 3	Total
Exchange Traded Funds	$216,398,579	$-	$-	$216,398,579
Investment Purchased as Securities Lending Collateral	8,133,839	-	-	8,133,839
Short-Term Investments	8,493,210	-	-	8,493,210
Total	$233,025,628	$-	$-	$233,025,628

Astor Sector Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$55,570,127	$-	$-	$55,570,127
Investment Purchased as Securities Lending Collateral	4,751,050	-	-	4,751,050
Short-Term Investments	1,584,198	-	-	1,584,198
Total	$61,905,375	$-	$-	$61,905,375

Astor Macro Alternative Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,757,541	$-	$-	$5,757,541
Short-Term Investments	93,743	-	-	93,743
Total	$5,851,284	$-	$-	$5,851,284

Open Futures Contracts ***	$44,203	$-	$-	$44,203
There were no Level 3 holdings during the current periods presented.
*Refer to the Schedule of Investments for classification by asset class.
**Refer to the Consolidated Schedule of Investments for classification by asset class.
*** Includes cumulative net unrealized appreciation on futures contracts open at April 30, 2019.

UNDERLYING FUND RISK
Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The Astor Sector Asset Allocation Fund currently invests a portion of its assets in First Trust Technology AlphaDEX Fund. The Fund may redeem its investment from First Trust Technology AlphaDEX Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the First Trust Technology AlphaDEX Fund. The financial statements of the First Trust Technology AlphaDEX Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2019 the percentage of the Fund’s net assets invested in the First Trust Technology AlphaDEX Fund was 25.84%.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019
The Astor Macro Alternative Fund currently invests a portion of its assets in Invesco QQQ trust Series 1 and iShares Edge MSCI Min Vol USA ETF. The Fund may redeem its investments from Invesco QQQ trust Series 1 and iShares Edge MSCI Min Vol USA ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the Invesco QQQ trust Series 1 and iShares Edge MSCI Min Vol USA ETF. The financial statements of Invesco QQQ trust Series 1 and iShares Edge MSCI Min Vol USA ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2019 the percentage of the Fund’s net assets invested in Invesco QQQ trust Series 1 and iShares Edge MSCI Min Vol USA ETF was 28.74% and 27.36%, respectively.

Consolidation of Subsidiaries – The Consolidated Portfolio of Investments of the Fund includes AMA Fund Limited (“AMA”), a wholly-owned and controlled foreign corporation ("CFC").

The Astor Macro Alternative Fund may invest up to 25% of its total assets in a CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Astor Macro Alternative Fund’s investment objectives and policies. The Astor Macro Alternative Fund consolidates the results of subsidiaries in which the Astor Macro Alternative Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Astor Macro Alternative Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Astor Macro Alternative Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

A summary of the Fund's investments in the AMA is as follows:
Inception Date of CFC		CFC Net Assets at April 30, 2019		% of Fund Net Assets at April 30, 2019
AMA-CFC	6/15/15	$384,190		6.2%

For tax purposes, AMA is an exempted Cayman investment company. AMA has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMA is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMA’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019
Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.
Security Loans - The Astor Dynamic Allocation Fund and the Astor Sector Allocation Fund have entered into a securities lending arrangement with The BNP Paribas (the “lending agent”). Under the terms of the agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.
Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.
The below table represents aggregate cost for federal tax purposes, for the Astor Funds as of April 30, 2019 and differs from market value by net unrealized appreciation/depreciation which consisted of:
Fund	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation/ Depreciation
Astor Dynamic Allocation Fund	$217,311,299	$15,840,468	$(126,139)	$15,714,329
Astor Sector Allocation Fund	57,452,957	5,230,539	(778,121)	4,452,418
Astor Macro Alternative Fund	5,612,573	262,499	(23,788)	238,711

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/27/2019

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 6/27/2019